Form N-1A Cover	Dec. 19, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	THE ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 19, 2025
Prospectus Date	Dec. 19, 2025